Prepayments - Summary of Current and Non-Current Prepayments Explanatory (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Non-current
Prepaid expenses	₨ 679	₨ 1,205
Total	679	1,205
Current
Prepaid expenses	592	849
Total	₨ 592	₨ 849